FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Hanting USD ($)	Dec. 31, 2014 Hanting CNY	Dec. 31, 2014 Tuniu USD ($)	Dec. 31, 2014 Tuniu CNY	Dec. 31, 2014 Measured on recurring basis USD ($)	Dec. 31, 2014 Measured on recurring basis CNY	Dec. 31, 2013 Measured on recurring basis USD ($)	Dec. 31, 2013 Measured on recurring basis CNY	Dec. 31, 2014 Measured on recurring basis LY.com USD ($)	Dec. 31, 2014 Measured on recurring basis LY.com CNY	Dec. 31, 2014 Measured on recurring basis Hanting USD ($)	Dec. 31, 2014 Measured on recurring basis Hanting CNY	Dec. 31, 2013 Measured on recurring basis Hanting USD ($)	Dec. 31, 2013 Measured on recurring basis Hanting CNY	Dec. 31, 2014 Measured on recurring basis Easy Go USD ($)	Dec. 31, 2014 Measured on recurring basis Easy Go CNY	Dec. 31, 2013 Measured on recurring basis Easy Go USD ($)	Dec. 31, 2013 Measured on recurring basis Easy Go CNY	Dec. 31, 2014 Measured on recurring basis eHi USD ($)	Dec. 31, 2014 Measured on recurring basis eHi CNY	Dec. 31, 2013 Measured on recurring basis eHi USD ($)	Dec. 31, 2013 Measured on recurring basis eHi CNY	Dec. 31, 2014 Measured on recurring basis Tuniu USD ($)	Dec. 31, 2014 Measured on recurring basis Tuniu CNY	Dec. 31, 2014 Measured on recurring basis Travel agency focusing on teenager market USD ($)	Dec. 31, 2014 Measured on recurring basis Travel agency focusing on teenager market CNY	Dec. 31, 2014 Measured on recurring basis Big-data advertisement company USD ($)	Dec. 31, 2014 Measured on recurring basis Big-data advertisement company CNY	Dec. 31, 2014 Measured on recurring basis Happy City USD ($)	Dec. 31, 2014 Measured on recurring basis Happy City CNY	Dec. 31, 2013 Measured on recurring basis Happy City USD ($)	Dec. 31, 2013 Measured on recurring basis Happy City CNY	Dec. 31, 2014 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2014 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2013 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2013 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2014 Measured on recurring basis Financial products USD ($)	Dec. 31, 2014 Measured on recurring basis Financial products CNY	Dec. 31, 2013 Measured on recurring basis Financial products USD ($)	Dec. 31, 2013 Measured on recurring basis Financial products CNY	Dec. 31, 2014 Measured on recurring basis Time deposits USD ($)	Dec. 31, 2014 Measured on recurring basis Time deposits CNY	Dec. 31, 2013 Measured on recurring basis Time deposits USD ($)	Dec. 31, 2013 Measured on recurring basis Time deposits CNY	Dec. 31, 2014 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2013 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2014 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2013 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2014 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) eHi CNY	Dec. 31, 2014 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Tuniu CNY	Dec. 31, 2014 Measured on recurring basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Measured on recurring basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2014 Measured on recurring basis Significant other observable inputs (Level 2) Financial products CNY	Dec. 31, 2013 Measured on recurring basis Significant other observable inputs (Level 2) Financial products CNY	Dec. 31, 2014 Measured on recurring basis Significant other observable inputs (Level 2) Time deposits CNY	Dec. 31, 2013 Measured on recurring basis Significant other observable inputs (Level 2) Time deposits CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) LY.com CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) Easy Go CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) Easy Go CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) eHi CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) Travel agency focusing on teenager market CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) Big-data advertisement company CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) Happy City CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) Happy City CNY	Dec. 31, 2014 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY
Fair value measurement
Short-term investment	$ 1,037,754,986	6,438,854,587	3,635,090,955																																					$ 965,490,746	5,990,483,880	$ 557,589,136	3,375,477,351	$ 72,264,240	448,370,707	$ 42,885,112	259,613,604							6,438,854,587	3,635,090,955	5,990,483,880	3,375,477,351	448,370,707	259,613,604
Available-for-sale investments				$ 145,000,000	899,000,000	$ 35,000,000	217,000,000	$ 1,687,886,653	10,472,661,530	$ 901,932,558	5,460,029,129	$ 249,467,254	1,547,844,523	$ 144,864,860	898,828,511	$ 167,906,530	1,016,455,767	$ 101,199,997	627,905,501	$ 23,771,275	143,904,165	$ 86,230,225	535,024,052	$ 94,318,772	570,977,550	$ 34,924,136	216,690,294	$ 13,054,830	81,000,000	$ 10,000,000	62,046,000	$ 5,709,000	35,422,062	$ 6,171,156	37,358,327	$ 4,681,365	29,046,000	$ 9,290,577	56,242,365									1,650,542,857	1,016,455,767	898,828,511	1,016,455,767	535,024,052	216,690,294							2,383,264,086	808,482,407	1,547,844,523	627,905,501	143,904,165	570,977,550	81,000,000	62,046,000	35,422,062	37,358,327	29,046,000	56,242,365